UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St.,

San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 1 of its series.

Wells Fargo Managed Account CoreBuilder Shares – Series M which has a December 31 fiscal year end.

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Managed Account

CoreBuilder SharesSM - Series M

Semi-Annual Report

June 30, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares - Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns (%) as of June 30, 2014

	Inception date	1 year	5 year	Since inception
Wells Fargo Managed Account CoreBuilder Shares - Series M	4-14-2008	8.96	9.93	9.02
Barclays Municipal Bond Index[1]	–	6.14	5.81	5.08

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-368-0627.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC, has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	3

Credit quality[2] as of June 30, 2014

Effective maturity distribution[3] as of June 30, 2014

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes on a scale SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bond on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

3.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

4	Wells Fargo Managed Account CoreBuilder Shares - Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 1-1-2014	Ending account value 6-30-2014	Expenses paid during the period¹		Net annualized expense ratio
Actual	$1,000.00	$1,086.97	$0.00	*	$0.00	*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	*	$0.00	*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	5

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 78.23%

Alabama: 0.91%
Jefferson County AL Sewer Revenue CAB Senior Lien Warrants Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00%	10-1-2028	$1,000,000	$485,810
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	895,000	963,432

				1,449,242

Arizona: 2.95%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	550,000	552,772
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	515,830
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	335,000	350,430
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,168,014
Pima County AZ IDA Refunding Bond Facility Desert Heights Charter (Education Revenue)	7.00	5-1-2034	1,000,000	1,011,190
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	85,000	85,107
Verrado AZ Community Facilities District #1 (GO) 144A	5.00	7-15-2022	500,000	544,640
Yavapai County AZ IDA AgriBusiness & Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	455,947

				4,683,930

California: 7.14%
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2020	4,880,000	4,144,438
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue)	6.25	2-1-2026	100,000	116,853
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,115,300
California Pollution Control Financing Authority Water Furnishing Revenue Bonds Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,037,200
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	293,475
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	119,885
California Various Purposes (GO)	6.00	4-1-2038	200,000	235,594
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	500,000	236,660
Compton CA Community College Series A (GO, National Insured)	5.25	7-1-2019	15,000	15,002
Corona-Norca CA Unified School District Election of 2006 CAB Series C Step Bond (GO, AGM Insured)	0.00	8-1-2039	130,000	142,943
Gilroy CA Unified School District Prerefunded Bond CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	70,652
Gilroy CA Unified School District Unrefunded Bond CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	30,916
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	59,595
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	150,000	160,527
Palo Alto CA Improvement Bond Act 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	262,462
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	570,000	254,425
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	450,000	529,578
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	174,981
Stockton CA Unified School District (Lease Revenue, Ambac Insured)	5.00	2-1-2016	100,000	106,491
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,118,400
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,122,740

				11,348,117

The accompanying notes are an integral part of these financial statements.

6	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 1.78%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00%	9-1-2031	$1,000,000	$460,330
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	225,998
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	286,910
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	297,396
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	536,770
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,020,180

				2,827,584

Connecticut: 0.33%
Connecticut Securities Industry & Financial Markets Association Index Series A (Miscellaneous Revenue) ±	1.05	3-1-2025	525,000	519,545

District of Columbia: 0.58%
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	309,517
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	80,000	88,172
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	516,802

				914,491

Florida: 4.93%
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	558,625
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	275,700
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,044,140
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	244,658
Miami-Dade County FL School Board Certificates of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,465,300
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,166,810
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,085,580

				7,840,813

Georgia: 0.03%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	52,812

Guam: 2.30%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	383,385
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	300,000	342,333
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,079,540
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	75,000	81,575
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2021	550,000	623,552
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2022	500,000	563,590
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	580,710

				3,654,685

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Idaho: 0.54%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38%	6-1-2040	$100,000	$112,397
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	484,110
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	256,998

				853,505

Illinois: 16.12%
Bureau County IL Township High School District #502 Series A (GO, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	907,560
Chicago IL Board of Education School Reform Board CAB Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	4,035,000	3,122,364
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	250,000	279,900
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	1,000,000	1,123,910
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2022	375,000	397,031
Chicago IL City Colleges Capital Improvement Project CAB (GO, National Insured) ¤	0.00	1-1-2031	800,000	356,400
Chicago IL Emergency Telephone System Project (GO, National Insured)	5.50	1-1-2023	555,000	616,527
Chicago IL Library Project Series D (GO)	5.00	1-1-2021	440,000	478,548
Chicago IL Modern Schools Across Chicago Program Series A (GO)	4.00	12-1-2018	445,000	485,540
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2043	1,500,000	1,645,695
Chicago IL Series A (GO)	4.00	1-1-2020	440,000	460,645
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,000,000	1,047,840
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2026	480,000	503,573
Chicago IL Series A (GO)	5.25	1-1-2021	335,000	371,294
Chicago IL Series A (GO)	5.25	1-1-2026	550,000	591,806
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	1,500,000	1,541,955
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2018	725,000	755,573
Chicago IL Series C (GO)	4.00	1-1-2021	750,000	796,748
Chicago IL Series C (GO)	5.00	1-1-2034	1,300,000	1,320,397
Chicago IL Wastewater Transmission Project (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,068,940
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	1,000,000	1,082,570
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	1,000,000	1,120,060
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	431,798
Cook County IL Series A (GO)	5.00	11-15-2020	500,000	578,655
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	327,207
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	229,828
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	60,000	60,986
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	542,685
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	446,360
Illinois Series A (Tax Revenue)	5.00	6-1-2019	175,000	197,477
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	378,553
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,097,480
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	67,394
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	1,000,000	424,980
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue, National Insured) ¤	0.00	6-15-2029	100,000	52,227
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	175,000	102,300

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13%	8-15-2023	$420,000	$372,372
Will County IL School District #114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2017	255,000	230,711

				25,615,889

Indiana: 2.19%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,041,940
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	677,721
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,485,252
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.00	11-15-2031	150,000	152,028
Jasper County IN PCR Northern Series B (Industrial Development Revenue, National Insured)	5.60	11-1-2016	110,000	119,957

				3,476,898

Iowa: 0.33%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project (Industrial Development Revenue)	5.50	12-1-2022	500,000	521,240

Kentucky: 0.39%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	614,222

Louisiana: 0.86%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	750,000	794,505
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	564,655

				1,359,160

Maine: 0.23%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	171,723
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	199,329

				371,052

Maryland: 0.09%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	135,506

Massachusetts: 0.15%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	116,513
Massachusetts Municipal Wholesale Electric Company Nuclear Mix #1 Series 1 (Utilities Revenue, National Insured) ±(m)(n)	0.16	7-1-2014	125,000	121,563

				238,076

Michigan: 7.09%
Detroit MI Distributable State Aid Project (GO)	4.25	11-1-2021	770,000	815,915
Detroit MI Financial Recovery Bonds (GO) ±	3.50	10-7-2016	1,500,000	1,499,130
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2019	125,000	93,950

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, National Insured) ¤	0.00%	7-1-2020	$1,335,000	$939,466
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGC/National Insured) ±	5.25	7-1-2022	250,000	252,485
Detroit MI Sewage Disposal System Series B (Water & Sewer Revenue, National Insured)	5.25	7-1-2021	950,000	961,609
Detroit MI Water & Sewerage Department Sewage Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	500,000	495,910
Detroit MI Water & Sewerage Department Sewage Disposal System Series A (Water & Sewer Revenue)	5.00	7-1-2021	170,000	169,089
Detroit MI Water Supply System Second Lien Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2015	355,000	357,148
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	770,076
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2019	630,000	634,889
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	48,215
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	51,924
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	160,000	104,006
Michigan Public Educational Facilities Authority Landmark Academy Project (Education Revenue)	6.00	6-1-2020	480,000	503,059
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	491,295
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	786,986
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	872,053
Wayne Charter County MI Building Imports Series A (GO)	6.75	11-1-2039	950,000	982,490
Western Michigan University General Revenue & Refunding Bonds (Education Revenue)	5.25	11-15-2031	400,000	441,712

				11,271,407

Mississippi: 0.69%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,100,510

Missouri : 0.79%
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	500,000	506,380
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	756,075

				1,262,455

Nevada: 0.22%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	350,000	351,250

New Jersey: 2.24%
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,670,588
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	293,658

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00%	6-15-2020	$285,000	$326,604
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.66	3-1-2028	1,000,000	985,370
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	286,283

				3,562,503

New York: 3.55%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	534,865
Monroe County NY Industrial Development Corporation Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	527,550
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	171,302
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	584,160
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.11	4-1-2017	200,000	197,500
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	520,000	522,449
Onondaga NY Civic Development Corporation St. Josephs Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	700,000	719,656
Onondaga NY Civic Development Corporation St. Josephs Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	793,103
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	553,445
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,037,720

				5,641,750

Ohio: 0.56%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	670,412
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	190,000	214,628

				885,040

Oregon: 0.50%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	600,225
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	196,455

				796,680

Pennsylvania: 9.24%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	710,000	688,622
Allegheny County PA Series C-72 (GO)	5.25	12-1-2032	1,000,000	1,128,240
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.56	11-1-2039	2,000,000	2,043,980
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	337,015
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	505,000	505,126
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	95,000	95,048

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	11

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50%	8-1-2028	$1,400,000	$1,637,636
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	730,514
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	831,410
Pennsylvania Turnpike Commission Sub Series E Step Bond (Transportation Revenue)	0.00	12-1-2038	1,000,000	1,022,530
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	500,000	531,680
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,044,390
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	325,000	319,849
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	240,000	241,481
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	456,318
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	285,000	302,034
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	298,056
Philadelphia PA Series A (GO)	5.25	7-15-2033	1,000,000	1,111,740
Reading PA Water Authority Revenue Bonds (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,349,413

				14,675,082

Puerto Rico: 0.12%
Puerto Rico Sales Tax Financing Corporation CAB First Sub Series A1 (Tax Revenue) ¤	0.00	8-1-2023	375,000	183,866

Rhode Island: 0.61%
Rhode Island Economic Development Corporation Series A (Airport Revenue, AGM Insured)	5.00	7-1-2019	575,000	577,070
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	390,000	390,027

				967,097

South Carolina: 0.88%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	8.50	12-1-2018	100,000	101,272
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	254,724
South Carolina Jobs-Economic Development Authority York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,045,510

				1,401,506

Tennessee: 1.61%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	125,000	141,224
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	1,000,000	1,152,490
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,100,000	1,263,460

				2,557,174

Texas: 5.25%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,285,413
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,050,000	1,010,657
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	350,000	382,953
Houston TX Airport System United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	1,000,000	1,029,680

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of investments—June 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00%	2-15-2022	$225,000	$232,922
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	160,000	171,269
Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	425,000	426,866
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	388,241
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,107,440
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	276,885
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	61,377
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,585,636
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	379,721

				8,339,060

Utah: 0.14%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	165,000	166,888
Utah Charter School Finance Authority Paradigm High School Project (Education Revenue)	5.00	7-15-2015	60,000	60,477

				227,365

Vermont: 0.32%
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.23	12-3-2035	500,000	503,075

Virgin Islands: 1.56%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,000,000	1,074,330
Virgin Islands PFA Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-2039	50,000	53,134
Virgin Islands PFA Matching Fund Loan Notes Series B (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,139,142
Virgin Islands PFA Matching Fund Loan Notes Subordinated Lien Series B (Tax Revenue)	5.00	10-1-2025	200,000	213,348

				2,479,954

Washington: 0.34%
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)	5.00	7-1-2026	500,000	536,940

Wisconsin: 0.67%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	1,058,140

Total Municipal Obligations (Cost $119,223,703)				124,277,621

	Yield		Shares
Short-Term Investments: 20.46%

Investment Companies: 20.24%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		32,164,756	32,164,756

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2014 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	13

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.22%
U.S. Treasury Bill (z)#	0.02%	9-18-2014	$345,000	$344,985

Total Short-Term Investments (Cost $32,509,737)				32,509,741

Total investments in securities
(Cost $151,733,440) *	98.69%	156,787,362
Other assets and liabilities, net	1.31	2,088,457

Total net assets	100.00%	$158,875,819

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $151,733,440 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,516,965
Gross unrealized losses	(463,043)

Net unrealized gains	$5,053,922

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares - Series M	Statement of assets and liabilities—June 30, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$124,622,606
In affiliated securities, at value (see cost below)	32,164,756

Total investments, at value (see cost below)	156,787,362
Cash	45,500
Receivable for investments sold	105,000
Receivable for Fund shares sold	1,019,646
Receivable for interest	1,521,579

Total assets	159,479,087

Liabilities
Dividends payable	420,798
Payable for Fund shares redeemed	154,345
Payable for daily variation margin on open futures contracts	28,125

Total liabilities	603,268

Total net assets	$158,875,819

NET ASSETS CONSIST OF
Paid-in capital	$152,685,890
Undistributed net investment income	247
Accumulated net realized gains on investments	1,065,637
Net unrealized gains on investments	5,124,045

Total net assets	$158,875,819

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets	$158,875,819
Shares outstanding[1]	13,564,317
Net asset value per share	$11.71

Investments in unaffiliated securities, at cost	$119,568,684

Investments in affiliated securities, at cost	$32,164,756

Total investments, at cost	$151,733,440

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2014 (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	15

Investment income
Interest	$2,581,316
Income from affiliated securities	755

Total investment income	2,582,071

Expenses
Custody and accounting fees	5,336
Professional fees	41,627
Registration fees	40,489
Shareholder report expenses	8,143
Trustees’ fees and expenses	10,638
Other fees and expenses	1,693

Total expenses	107,926
Less: Expense reimbursements	(107,926)

Net expenses	0

Net investment income	2,582,071

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,702,512
Futures transactions	(191,854)

Net realized gains on investments	1,510,658

Net change in unrealized gains (losses) on:
Unaffiliated securities	6,406,118
Futures transactions	70,123

Net change in unrealized gains (losses) on investments	6,476,241

Net realized and unrealized gains (losses) on investments	7,986,899

Net increase in net assets resulting from operations	$10,568,970

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares - Series M	Statement of changes in net assets

	Six months ended June 30, 2014 (unaudited)		Year ended December 31, 2013

Operations
Net investment income		$2,582,071		$3,068,718
Net realized gains (losses) on investments		1,510,658		(413,530)
Net change in unrealized gains (losses) on investments		6,476,241		(3,684,156)

Net increase (decrease) in net assets resulting from operations		10,568,970		(1,028,968)

Distributions to shareholders from
Net investment income		(2,607,796)		(3,043,111)
Net realized gains		0		(205,839)

Total distributions to shareholders		(2,607,796)		(3,248,950)

Capital share transactions	Shares		Shares
Proceeds from shares sold	5,321,974	60,944,270	7,347,765	82,864,916
Payment for shares redeemed	(1,305,347)	(14,943,257)	(2,099,594)	(23,584,081)

Net increase in net assets resulting from capital share transactions		46,001,013		59,280,835

Total increase in net assets		53,962,187		55,002,917

Net assets
Beginning of period		104,913,632		49,910,715

End of period		$158,875,819		$104,913,632

Undistributed net investment income		$247		$25,972

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Managed Account CoreBuilder Shares - Series M	17

(For a share outstanding throughout each period)

	Six months ended June 30, 2014 (unaudited)	Year ended December 31
		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.99	$11.61	$10.93	$10.28	$10.26	$9.06
Net investment income	0.23	0.44	0.44	0.52	0.52	0.55
Net realized and unrealized gains (losses) on investments	0.72	(0.60)	0.93	0.70	0.14	1.70

Total from investment operations	0.95	(0.16)	1.37	1.22	0.66	2.25
Distributions to shareholders from
Net investment income	(0.23)	(0.43)	(0.44)	(0.52)	(0.52)	(0.55)
Net realized gains	0.00	(0.03)	(0.25)	(0.05)	(0.12)	(0.50)

Total distributions to shareholders	(0.23)	(0.46)	(0.69)	(0.57)	(0.64)	(1.05)
Net asset value, end of period	$11.71	$10.99	$11.61	$10.93	$10.28	$10.26
Total return[1]	8.70%	(1.37)%	12.81%	12.18%	6.53%	25.50%
Ratios to average net assets (annualized)
Net expenses	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%	0.00%
Net investment income	3.93%	3.94%	3.76%	4.91%	4.93%	5.50%
Supplemental data
Portfolio turnover rate	29%	56%	57%	47%	41%	157%
Net assets, end of period (000s omitted)	$158,876	$104,914	$49,911	$19,227	$7,957	$5,257

1.	Returns for periods of less than one year are not annualized.

2.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term. Gross expense ratios were as follows:

Six months ended June 30, 2014 (unaudited)	0.16%
Year ended December 31, 2013	0.08%
Year ended December 31, 2012	0.24%
Year ended December 31, 2011	0.88%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	19

purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2013, the Fund had capital loss carryforwards which consist of $444,896 in short-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Municipal obligations	$0	$123,958,558	$319,063	$124,277,621

Short-term investments
Investment companies	32,164,756	0	0	32,164,756
U.S. Treasury securities	344,985	0	0	344,985
Total assets	$32,509,741	$123,958,558	$319,063	$156,787,362
Liabilities

Futures contracts	$28,125	$0	$0	$28,125
Total liabilities	$28,125	$0	$0	$28,125

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2014 were $46,153,500 and $33,138,058, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2014, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At June 30, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2014	Unrealized gains
9-19-2014	JPMorgan	100 Short	U.S. Treasury Bonds	$13,718,750	$70,123

The Fund had an average notional amount of $5,417,846 in short futures contracts during the six months ended June 30, 2014.

On June 30, 2014, the cumulative unrealized gains on futures contracts in the amount of $70,123 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on

Notes to financial statements (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	21

open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$28,125	$0	$(28,125)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2014, the Fund paid $61 in commitment fees.

For the six months ended June 30, 2014, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At June 30, 2014, the following shareholders held 99.89% of the outstanding shares of the Fund:

% of ownership
Morgan Stanley Smith Barney LLC	21.62%
Pershing LLC	18.25%
UBS Financial Services Incorporated	60.02%

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at in-person meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “ May Meeting”, and together with the March Meeting, the “Meetings”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Managed Account CoreBuilder Shares (SM) - Series M (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At each of the March Meeting and the May Meeting, the Board received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds

26	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other information (unaudited)

Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the Fund’s business. The Board further noted Funds Management’s report that it is paid a negotiated fee by each SMA sponsor and that the fee level is identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board concluded that the fee and distribution structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Fund was consistent with the zero fee structure, and was reasonable in light of the services covered by the Advisory Agreements. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Fund in light of its unique fee and distribution structure. The Board also did not consider separate profitability information with respect to the Sub-Adviser because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.

The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	27

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

28	Wells Fargo Managed Account CoreBuilder Shares - Series M	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about the Fund is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

226299 08-14 SCBM/SAR130 06-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 26, 2014

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	August 26, 2014